Consolidated Balance Sheets Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 44	$ 42	$ 29
Variable interest entity - current assets	92	90
Variable interest entity - non-current assets	186	178
Variable interest entity - current liabilities	68	56
Variable interest entity - total liabilities	$ 272	$ 263	$ 271
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, authorized shares	3,000,000,000	3,000,000,000	3,000,000,000
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, authorized shares	10,000,000,000	10,000,000,000	10,000,000,000
Common stock, issued shares	333,019,440	332,105,163	331,054,014
Common stock, outstanding shares	287,693,211	294,815,890	317,420,933
Treasury stock, shares	45,326,229	37,289,273	13,633,081
Variable Interest Entity Consolidated Carrying Amount Assets, Current		$ 90	$ 93
Variable Interest Entity Consolidated Carrying Amount Assets, Non-current		178	171
Variable Interest Entity Consolidated Carrying Amount Liabilities, Current		$ 56	$ 58